Average Annual Total Returns - VIPValueStrategiesPortfolio-InvestorPRO - VIPValueStrategiesPortfolio-InvestorPRO - VIP Value Strategies Portfolio	Apr. 29, 2023
VIP Value Strategies Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	(7.11%)
Past 5 years	8.29%
Past 10 years	10.13%
RS013
Average Annual Return:
Past 1 year	(12.03%)
Past 5 years	5.72%
Past 10 years	10.11%